Commitments and Contingencies - Schedule of Future Maturities of Capital Lease Obligations (Details)	Jun. 30, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Six Months Ending December 31, 2015	$ 151,332
2016	341,114
2017	280,709
2018	15,467
Future maturities of capital lease obligations total	$ 788,622